Accounts Payable and Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounts Payable and Accrued Expenses.
Accounts Payable and Accrued Expenses

6.Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	June 30, 2020	December 31, 2019
Accounts payable	$32,312	$16,618
Accrued compensation and related expenses	18,432	17,770
Accrued marketing	22,681	11,855
Accrued professional fees	9,414	10,344
Accrued other expenses	40,107	28,708
Total	$122,946	$85,295

5.    Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
	2019	2018
Accounts payable	$16,618	$11,626
Accrued payroll and related expenses	17,770	9,857
Accrued litigation, lobbying and compliance	6,153	5,566
Accrued loyalty points	4,131	7,272
Accrued marketing fees	11,855	3,237
Accrued operating taxes	5,745	2,741
Accrued partnership fees	7,868	4,340
Accrued professional fees	4,191	1,978
Accrued software and licenses	1,589	2,263
Accrued other	9,375	7,269
Total	$85,295	$56,149